Notes Payable (Details Narrative) (USD $)	Sep. 30, 2012
Debt Disclosure [Abstract]
Notes Payable	$ 332,332
Notes Payable Interest (Percent)	1200.00%
Notes Payable Accrued Interest	178,549
Non-Interest Bearing Debt	30,400
Notes Payable for Services Rendered	$ 35,026